Stock Options by Range of Exercise Prices (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010 Year Entity Contract Location
Options Outstanding Shares	1.4
Options Outstanding Weighted Average Remaining Life	8
Options Outstanding, Weighted Average Exercise Price	$ 7.50
Options Exercisable, Shares	0.9
Options Exercisable, Weighted Average Exercise Price	$ 7.14
Range 1
Range of Exercise Prices Lower Limit	$ 4
Range of Exercise Prices Upper Limit	$ 6
Options Outstanding Shares	0.3
Options Outstanding Weighted Average Remaining Life	8
Options Outstanding, Weighted Average Exercise Price	$ 5.08
Options Exercisable, Shares	0.3
Options Exercisable, Weighted Average Exercise Price	$ 5.08
Range 2
Range of Exercise Prices Lower Limit	$ 7
Range of Exercise Prices Upper Limit	$ 9
Options Outstanding Shares	1.0
Options Outstanding Weighted Average Remaining Life	8
Options Outstanding, Weighted Average Exercise Price	$ 8.01
Options Exercisable, Shares	0.5
Options Exercisable, Weighted Average Exercise Price	$ 7.99
Range 3
Range of Exercise Prices Lower Limit	$ 10
Range of Exercise Prices Upper Limit	$ 12
Options Outstanding Shares	0.1
Options Outstanding Weighted Average Remaining Life	9
Options Outstanding, Weighted Average Exercise Price	$ 11.02
Options Exercisable, Shares	0.1
Options Exercisable, Weighted Average Exercise Price	$ 10.88